UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21152

Nuveen Georgia Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG)
	August 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 149.3% (100.0% of Total Investments)

	MUNICIPAL BONDS – 149.3% (100.0% of Total Investments)

	Education and Civic Organizations – 14.9% (10.0% of Total Investments)
$ 1,760	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus	6/19 at 100.00	Aa2	$ 1,958,968
	Housing LLC Project, Series 2009, 5.250%, 6/15/35
700	Carrollton Payroll Development Authority, Georgia, Student Housing Revenue Bonds, University of	11/16 at 100.00	A1	702,632
	West Georgia, Series 2004A, 5.000%, 9/01/21 – SYNCORA GTY Insured
1,600	Cobb County Development Authority, Georgia, Revenue Bonds, KSU University II Real Estate	7/21 at 100.00	AA	1,842,496
	Foundation, LLC Project, Series 2011, 5.000%, 7/15/41 – AGM Insured
1,340	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten	10/23 at 100.00	N/R	1,498,133
	Academy Project, Series 2013B, 7.000%, 10/01/43
625	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Foundation	5/22 at 100.00	AA+	747,413
	Technology Square Project, Refunding Series 2012A, 5.000%, 11/01/31
3,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center,	3/26 at 100.00	A2	3,613,200
	Inc. Project, Refunding Series 2015A, 5.000%, 3/15/36
3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Refunding	10/23 at 100.00	AA+	3,653,520
	Series 2013A, 5.000%, 10/01/43
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series
	2009, Tender Option Bond Trust 2015-XF0073:
730	16.114%, 9/01/32 (IF)	9/19 at 100.00	AA+	1,093,117
1,150	16.140%, 9/01/35 (IF)	9/19 at 100.00	AA+	1,698,274
1,325	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding	10/22 at 100.00	Baa2	1,548,143
	Series 2012C, 5.250%, 10/01/30
1,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/21 at 100.00	Baa2	1,140,670
	2012A, 5.000%, 10/01/32
3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art &	4/24 at 100.00	BBB+	3,488,100
	Design Projects, Series 2014, 5.000%, 4/01/44
19,230	Total Education and Civic Organizations			22,984,666
	Health Care – 12.3% (8.3% of Total Investments)
	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,
	Series 1998:
205	5.250%, 12/01/22 (4)	11/16 at 100.00	D	163,996
745	5.375%, 12/01/28 (4)	12/16 at 100.00	D	595,985
665	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,	1/17 at 100.00	N/R	665,020
	Series 2016, 6.500%, 3/31/17
715	Coweta County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc.	6/20 at 100.00	AA–	816,473
	Project, Series 2010, 5.000%, 6/15/40
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
1,000	5.000%, 2/15/33	2/20 at 100.00	AA–	1,108,240
1,000	5.125%, 2/15/40	2/20 at 100.00	AA–	1,106,650
3,945	5.250%, 2/15/45	2/41 at 100.00	AA–	4,386,367
1,620	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health	No Opt. Call	AA	1,871,813
	East Issue, Series 2012, 5.000%, 11/15/37
2,540	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series	10/17 at 100.00	A+	2,657,145
	2007, 5.250%, 10/01/35
	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical
	Center of Central Georgia Inc., Series 2009:
425	5.000%, 8/01/32	8/19 at 100.00	AA–	468,444
975	5.000%, 8/01/35	8/19 at 100.00	AA–	1,071,720
1,470	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	No Opt. Call	AA	1,680,239
	Regional Healthcare System, Inc. Project, Series 2010, 5.000%, 8/01/21 – AGM Insured
2,300	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/17 at 100.00	A2	2,379,971
	Medical Center, Series 2007, 5.000%, 10/01/33
17,605	Total Health Care			18,972,063
	Housing/Multifamily – 2.7% (1.8% of Total Investments)
1,205	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds,	11/23 at 100.00	BBB+	1,253,598
	Trestletree Village Apartments, Series 2013A, 4.500%, 11/01/35
	Savannah Economic Development Authority, Georgia, GNMA Collateralized Multifamily Housing
	Revenue Bonds, Snap I-II-III Apartments, Series 2002A:
425	5.150%, 11/20/22 (Alternative Minimum Tax)	11/16 at 100.00	AA+	426,024
980	5.200%, 11/20/27 (Alternative Minimum Tax)	11/16 at 100.00	AA+	981,911
1,465	5.250%, 11/20/32 (Alternative Minimum Tax)	11/16 at 100.00	AA+	1,467,505
4,075	Total Housing/Multifamily			4,129,038
	Materials – 0.2% (0.2% of Total Investments)
390	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union	No Opt. Call	Baa2	398,584
	Camp Corporation, Series 1995, 6.150%, 3/01/17
	Tax Obligation/General – 42.0% (28.1% of Total Investments)
3,000	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates Tanner	7/25 at 100.00	AA	3,583,170
	Medical Center, Inc. Project, Series 2015, 5.000%, 7/01/41
2,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement	1/22 at 100.00	AA	2,339,560
	Revenue Bonds, Memorial Health University Medical Center, Inc., Series 2012A, 5.000%, 1/01/31
1,500	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal	7/17 at 100.00	AA+	1,545,000
	Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC
	Insured (Alternative Minimum Tax)
1,000	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical	1/17 at 100.00	Aa1	1,013,060
	Center, Refunding Series 2007, 5.000%, 1/01/27 – NPFG Insured
600	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional	1/22 at 100.00	Aa1	690,942
	Medical Center, Series 2012, 5.000%, 1/01/32
1,725	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Performing Arts	No Opt. Call	AAA	2,034,569
	Center, Refunding Series 2013, 5.000%, 1/01/21
	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project Series 2006A:
3,000	5.000%, 2/01/30 – SYNCORA GTY Insured	11/16 at 100.00	N/R	3,005,130
2,000	5.000%, 2/01/34 – SYNCORA GTY Insured	11/16 at 100.00	N/R	2,003,260
1,135	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	No Opt. Call	Aa2	1,351,195
	Center, Series 2012B, 5.000%, 7/01/23
	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical
	Center, Series 2016:
2,000	5.000%, 7/01/35	7/26 at 100.00	Aa2	2,443,200
2,500	4.000%, 7/01/39	7/26 at 100.00	Aa2	2,781,250
3,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding & Improvement	4/25 at 100.00	AAA	3,666,840
	Series 2015, 5.000%, 4/01/44
3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/25 at 100.00	AA–	3,744,060
	Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54
20	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization	3/21 at 100.00	Aaa	21,081
	Bonds, Loan Pool Series 2011, 5.125%, 3/15/31
2,000	Georgia State, General Obligation Bonds, Refunding Series 2009I, 5.000%, 7/01/19	No Opt. Call	AAA	2,243,240
1,000	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	1,097,870
3,550	Georgia State, General Obligation Bonds, Series 2015A, 5.000%, 2/01/28	2/25 at 100.00	AAA	4,520,890
2,530	Georgia State, General Obligation Bonds, Tranche 2 Series 2016A, 5.000%, 2/01/30	2/26 at 100.00	AAA	3,261,246
3,500	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2013, 5.000%, 2/01/36	2/23 at 100.00	AAA	4,227,650
1,500	Habersham County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2014B,	No Opt. Call	Aa3	1,768,515
	5.000%, 2/01/37
3,000	Henry County School District, Georgia, General Obligation Bonds, Series 2016, 5.000%, 8/01/27	8/26 at 100.00	AA+	3,923,850
445	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series	7/18 at 100.00	Aa2	478,620
	2008A, 5.500%, 7/01/38
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
302	5.500%, 7/15/23	7/21 at 100.00	N/R	314,554
601	5.500%, 7/15/30	7/21 at 100.00	N/R	625,014
659	5.500%, 1/15/36	7/21 at 100.00	N/R	685,948
3,000	Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy Springs City Center	5/26 at 100.00	Aaa	3,718,950
	Project, Series 2015, 5.000%, 5/01/47
2,260	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	2,559,247
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
	Vidalia School District, Toombs County, Georgia, General Obligation Bonds, Series 2016:
1,000	5.000%, 8/01/30	2/26 at 100.00	Aa1	1,272,050
1,035	5.000%, 8/01/31	2/26 at 100.00	Aa1	1,311,459
2,000	Winder-Barrow Industrial Building Authority, Georgia, Revenue Bonds, City of Winder Project,	12/21 at 100.00	A1	2,320,720
	Refunding Series 2012, 5.000%, 12/01/29 – AGM Insured
54,862	Total Tax Obligation/General			64,552,140
	Tax Obligation/Limited – 16.3% (10.9% of Total Investments)
3,250	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project,	7/25 at 100.00	Aa3	4,003,578
	Senior Lien Series 2015A-1, 5.250%, 7/01/44
	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding Series 2007:
110	5.250%, 12/01/19 – AGC Insured	12/17 at 100.00	AA	115,514
50	5.250%, 12/01/20	No Opt. Call	AA	52,507
80	5.250%, 12/01/21 – AGC Insured	12/17 at 100.00	AA	83,908
1,080	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA	1,126,667
1,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed,	1/19 at 100.00	A2	1,691,670
	7.375%, 1/01/31
270	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed,	1/19 at 100.00	A2	305,267
	7.500%, 1/01/31
725	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 5.000%, 7/01/41	7/23 at 100.00	A–	824,514
	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding
	Series 1993:
250	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	AA–	257,135
5,745	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	AA–	6,825,231
405	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series	No Opt. Call	AA–	492,812
	2005, 5.500%, 10/01/26 – NPFG Insured
3,020	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association,	No Opt. Call	AA–	3,545,420
	Series 1998A, 4.750%, 6/01/28 – NPFG Insured
	Georgia Municipal Association Inc., Certificates of Participation, Riverdale Public Purpose
	Project, Series 2009:
905	5.375%, 5/01/32 – AGC Insured	5/19 at 100.00	AA	1,002,604
1,165	5.500%, 5/01/38 – AGC Insured	5/19 at 100.00	AA	1,295,422
1,070	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding	No Opt. Call	Aa1	1,194,880
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
1,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture,	7/26 at 100.00	AA+	1,237,370
	Series 2015B, 5.000%, 7/01/41
810	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012,	No Opt. Call	Aa2	951,556
	5.000%, 12/01/38
21,435	Total Tax Obligation/Limited			25,006,055
	Transportation – 11.2% (7.5% of Total Investments)
2,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2011B, 5.000%, 1/01/30	1/21 at 100.00	AA–	2,251,360
	(Alternative Minimum Tax)
2,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/31	No Opt. Call	AA–	2,354,100
2,810	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012C, 5.000%, 1/01/42 (Alternative	1/22 at 100.00	AA–	3,163,105
	Minimum Tax)
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding
	Subordinate Lien Series 2014A:
2,575	5.000%, 1/01/32	1/24 at 100.00	AA–	3,105,270
3,750	5.000%, 1/01/34	1/24 at 100.00	AA–	4,496,738
1,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines,	6/20 at 100.00	Baa3	1,842,090
	Inc. Project, Series 2009A, 8.750%, 6/01/29
14,635	Total Transportation			17,212,663
	U.S. Guaranteed – 23.8% (15.9% of Total Investments) (5)
5,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC	7/17 at 100.00	Aa3 (5)	5,186,199
	Project, Series 2007, 5.000%, 7/01/39 (Pre-refunded 7/01/17)
5,100	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%,	8/18 at 100.00	AA (5)	5,526,308
	8/01/35 (Pre-refunded 8/01/18) – AGM Insured
1,375	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	N/R (5)	1,429,959
	Estate Foundation LLC Project, Senior Series 2007A, 5.250%, 7/15/38 (Pre-refunded 7/15/17) –
	AMBAC Insured
	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
1,000	5.000%, 6/01/32 (Pre-refunded 6/01/18)	6/18 at 100.00	Aa2 (5)	1,076,500
275	5.000%, 6/01/37 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (5)	296,038
1,725	5.000%, 6/01/37 (Pre-refunded 6/01/18)	6/18 at 100.00	Aa2 (5)	1,856,963
3,315	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 (Pre-refunded	1/17 at 100.00	AA+ (5)	3,364,526
	1/01/17) – AGM Insured
2,225	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewerage Revenue	6/17 at 100.00	AA– (5)	2,298,559
	Bonds, Series 2007, 5.000%, 6/01/37 (Pre-refunded 6/01/17) – NPFG Insured
1,500	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%,	4/17 at 100.00	AAA	1,539,210
	4/01/37 (Pre-refunded 4/01/17) – AGM Insured
	Georgia Higher Education Facilities Authority, Revenue Bonds, USG Real Estate Foundation I LLC
	Project, Series 2008:
25	6.000%, 6/15/28 (Pre-refunded 6/15/18)	6/18 at 100.00	AA (5)	27,369
125	6.000%, 6/15/28 (Pre-refunded 6/15/18)	6/18 at 100.00	AA (5)	136,846
995	Georgia Municipal Electric Authority, Project One Revenue Bonds, Subordinated Series 2007A-2,	1/17 at 100.00	AA– (5)	1,009,766
	5.000%, 1/01/25 (Pre-refunded 1/01/17)
2,500	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24 (Pre-refunded 8/01/17)	8/17 at 100.00	AAA	2,602,825
4,900	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%,	2/18 at 100.00	AAA	5,206,397
	2/01/36 (Pre-refunded 2/01/18) (UB)
2,475	Paulding County School District, Georgia, General Obligation Bonds, Series 2007, 5.000%,	2/17 at 100.00	AA+ (5)	2,521,233
	2/01/33 (Pre-refunded 2/01/17)
1,000	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds,	1/19 at 100.00	Aa1 (5)	1,112,250
	Series 2008, 5.500%, 1/01/38 (Pre-refunded 1/01/19)
1,280	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, Oconee-Hard Creek	2/18 at 100.00	A2 (5)	1,360,038
	Reservoir Project, Series 2008, 5.000%, 2/01/38 (Pre-refunded 2/01/18) – AGM Insured
34,815	Total U.S. Guaranteed			36,550,986
	Utilities – 11.8% (7.9% of Total Investments)
525	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power	No Opt. Call	A+	528,271
	Company – Vogtle Plant, First Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)
3,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 2012GG,	1/23 at 100.00	A+	3,486,270
	5.000%, 1/01/43
1,005	Georgia Municipal Electric Authority, Project One Revenue Bonds, Subordinated Series 2007A-2,	1/17 at 100.00	AA–	1,017,814
	5.000%, 1/01/25
130	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z,	No Opt. Call	A+	138,454
	5.500%, 1/01/20 – FGIC Insured
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
1,055	5.000%, 3/15/20	No Opt. Call	A	1,167,938
1,300	5.000%, 3/15/21	No Opt. Call	A	1,473,849
1,500	5.000%, 3/15/22	No Opt. Call	A	1,727,175
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
350	5.125%, 9/15/17	No Opt. Call	A	363,052
950	5.000%, 3/15/18	No Opt. Call	A+	1,003,229
2,000	5.000%, 3/15/22	No Opt. Call	A+	2,341,700
1,500	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series	No Opt. Call	A+	1,003,170
	2015A, 0.000%, 1/01/32
3,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series	7/26 at 100.00	A+	3,836,670
	2016A, 5.000%, 1/01/28
16,315	Total Utilities			18,087,592
	Water and Sewer – 14.1% (9.4% of Total Investments)
260	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.750%, 11/01/30 –	No Opt. Call	AA	382,179
	AGM Insured
5	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%,	8/18 at 100.00	AA	5,389
	8/01/35 – AGM Insured
500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2014A, 5.000%, 5/01/31	5/24 at 100.00	AA+	612,885
500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 2016, 5.000%, 5/01/36	5/26 at 100.00	AA+	625,250
	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B:
6,000	5.250%, 10/01/32 – AGM Insured	10/26 at 100.00	AA	7,791,655
300	5.000%, 10/01/35 – AGM Insured	No Opt. Call	AA	376,821
5,350	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A,	10/21 at 100.00	Aa3	6,345,634
	5.250%, 10/01/41
1,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2013,	1/23 at 100.00	AA	1,201,320
	5.000%, 1/01/33
1,000	Milledgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%,	No Opt. Call	AA	1,135,420
	12/01/21 – AGM Insured
2,000	South Fulton Municipal Regional Water and Sewer Authority, Georgia, Revenue Bonds, Refunding	1/24 at 100.00	AA	2,404,280
	Series 2014, 5.000%, 1/01/30
695	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, Oconee-Hard Creek	2/18 at 100.00	A2	734,024
	Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured
17,610	Total Water and Sewer			21,614,857
$ 200,972	Total Long-Term Investments (cost $211,550,498)			229,508,644
	Floating Rate Obligations – (2.1)%			(3,245,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (48.8)% (6)			(75,000,000)
	Other Assets Less Liabilities – 1.6%			2,454,418
	Net Assets Applicable to Common Shares – 100%			$ 153,718,062

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$229,508,644	$ —	$229,508,644

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2016, the cost of investments was $208,201,239.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2016, were as follows:

Gross unrealized:
Appreciation	$18,183,525
Depreciation	(120,895)
Net unrealized appreciation (depreciation) of investments	$18,062,630

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investment is 32.7%.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Georgia Dividend Advantage Municipal Fund 2

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         October 28, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         October 28, 2016